Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 378.1	$ 774.7
Accounts receivable, less allowance for credit losses	1,259.6	1,278.1
Inventories	2,148.0	2,174.2
Prepaid taxes	326.7	206.3
Prepaid expenses and other current assets	271.0	161.8
Current assets of discontinued operations	501.6	488.2
Total Current Assets	4,885.0	5,083.3
Property, plant and equipment, net	1,836.6	1,863.8
Goodwill	8,919.4	8,983.1
Intangible assets, net	5,533.6	6,164.4
Other assets	1,005.0	906.2
Noncurrent assets of discontinued operations	1,276.8	1,416.9
Total Assets	23,456.4	24,417.7
Current Liabilities:
Accounts payable	306.5	281.9
Income taxes payable	62.0	55.7
Other current liabilities	1,317.1	1,511.8
Current portion of long-term debt	1,605.1	500.0
Current liabilities of discontinued operations	177.2	207.5
Total Current Liabilities	3,467.9	2,556.9
Deferred income taxes, net	558.5	626.4
Long-term income tax payable	583.0	587.9
Other long-term liabilities	548.5	593.7
Long-term debt	5,463.7	7,626.5
Noncurrent liabilities of discontinued operations	168.4	226.9
Total Liabilities	10,790.0	12,218.3
Commitments and Contingencies (Note 22)
Stockholders' Equity:
Common stock, $0.01 par value, one billion shares authorized, 312.8 million (311.4 million in 2020) issued	3.1	3.1
Paid-in capital	9,314.8	9,121.6
Retained earnings	10,292.2	10,086.9
Accumulated other comprehensive loss	(231.6)	(297.8)
Treasury stock, 103.8 million shares (103.8 million shares in 2020)	(6,717.8)	(6,719.6)
Total Zimmer Biomet Holdings, Inc. stockholders' equity	12,660.7	12,194.2
Noncontrolling interest	5.7	5.2
Total Stockholders' Equity	12,666.4	12,199.4
Total Liabilities and Stockholders' Equity	$ 23,456.4	$ 24,417.7